Equity - Shares Issued and Outstanding (Narrative) (Details) - USD ($)				1 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 07, 2018	Aug. 21, 2018	Jul. 26, 2018	Oct. 31, 2018	Jul. 31, 2018	May 31, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2017	Feb. 28, 2017
Class of Stock [Line Items]
Common stock, shares issued								81,364,933	32,920,000	32,920,000
Common shares outstanding (in shares)								81,364,933	32,920,000	32,920,000
Common shares vested (in shares)								210,400
Unvested restricted stock units and performance restricted stock units outstanding (in shares)								1,396,000
Bankruptcy claims, common shares available to unsecured creditors (in shares)								7,080,000			7,080,000
Cumulative preferred in-kind dividend per share (in dollars per share)							$ 0.050907
Preferred share dividend (in shares)							1,825,000
Preferred cash dividend (in dollars per share)						$ 0.15	$ 0.158
Preferred stock, cash dividend						$ 5,600,000	$ 5,600,000			$ 0
Preferred shares outstanding (in shares)					0			0	35,845,001	35,845,001
Common stock, dividends declared (in dollars per share)		$ 0.12
Conversion of Series A to Common Shares
Class of Stock [Line Items]
Number of shares converted (in shares)			37,700,000		37,700,000
Common shares issued on conversion (in shares)			39,600,000		39,600,000
Subsequent Event
Class of Stock [Line Items]
Common stock, dividends declared (in dollars per share)	$ 0.12
Common stock, dividends paid (in dollars per share)				$ 0.09
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number								658,000	683,000	683,000
Common shares vested (in shares)								210,000	3,000
Unvested restricted stock units and performance restricted stock units outstanding (in shares)									682,000	682,000